Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000249928 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[1]
C000249928 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[1]
C000249928 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[1]
C000249928 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[1]
C000249928 [Member] | Novo Nordisk A S [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[1]
C000249928 [Member] | S And P Global Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[1]
C000249928 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[1]
C000249928 [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[1]
C000249928 [Member] | Ingersoll Rand Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[1]
C000249928 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[1]
C000249928 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%	[1]
C000249928 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%	[1]
C000249928 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%	[1]
C000249928 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%	[1]
C000249928 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[1]
C000249928 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[1]
C000249930 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[2]
C000249930 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[2]
C000249930 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[2]
C000249930 [Member] | Nvidia Corp [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%	[2]
C000249930 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[2]
C000249930 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[2]
C000249930 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[2]
C000249930 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[2]
C000249930 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[2]
C000249930 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[2]
C000249930 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	47.40%	[2]
C000249930 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[2]
C000249930 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%	[2]
C000249930 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[2]
C000249930 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[2]
C000249930 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[2]
C000249930 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[2]
C000249930 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[2]
C000251727 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[3]
C000251727 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[3]
C000251727 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[3]
C000251727 [Member] | Nvidia Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[3]
C000251727 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[3]
C000251727 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[3]
C000251727 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[3]
C000251727 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[3]
C000251727 [Member] | Astera Labs Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[3]
C000251727 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[3]
C000251727 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	70.60%	[3]
C000251727 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[3]
C000251727 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[3]
C000251727 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[3]
C000251727 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[3]
C000251728 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[4]
C000251728 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[4]
C000251728 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[4]
C000251728 [Member] | Nvidia Corp [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[4]
C000251728 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[4]
C000251728 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[4]
C000251728 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[4]
C000251728 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[4]
C000251728 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[4]
C000251728 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[4]
C000251728 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	71.80%	[4]
C000251728 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[4]
C000251728 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[4]
C000251728 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[4]
C000251728 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[4]
C000251728 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[4]

[1]	Excludes money market funds.
[2]	Excludes money market funds.
[3]	Excludes money market funds.
[4]	Excludes money market funds.